Accounts receivable (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Receivables from contracts with customers
Related parties	$ 63	$ 89
Accounts receivable	2,410	4,241
Expected credit loss	(52)	(44)
Accounts receivable, net	2,358	4,197
Iron Ore Solutions [Member]
Receivables from contracts with customers
Third parties	1,540	3,406
Energy Transition Metals [Member]
Receivables from contracts with customers
Third parties	788	743
All other segments [member]
Receivables from contracts with customers
Third parties	$ 19	$ 3